Investment Portfolioas of November 30, 2023 (Unaudited)
DWS Equity Sector Strategy Fund
	Shares	Value ($)

Common Stocks 89.8%
Communication Services 9.6%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	20,039	332,046
Verizon Communications, Inc.	11,444	438,649
		770,695
Entertainment 2.1%
Electronic Arts, Inc.	795	109,718
Live Nation Entertainment, Inc.*	515	43,373
Netflix, Inc.*	1,512	716,643
Take-Two Interactive Software, Inc.*	477	75,461
Walt Disney Co.*	6,554	607,490
Warner Bros Discovery, Inc.*	4,289	44,820
		1,597,505
Interactive Media & Services 6.3%
Alphabet, Inc. "A"*	12,319	1,632,637
Alphabet, Inc. "C"*	10,597	1,419,150
Match Group, Inc.*	1,178	38,144
Meta Platforms, Inc. "A"*	5,025	1,643,929
		4,733,860
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	975	146,689
Consumer Discretionary 6.1%
Automobile Components 0.4%
Aptiv PLC*	2,868	237,585
BorgWarner, Inc.	2,859	96,320
		333,905
Broadline Retail 2.7%
Amazon.com, Inc.*	13,948	2,037,663
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.*	70	218,799
Carnival Corp.*	2,000	30,120
Darden Restaurants, Inc.	309	48,349
Domino's Pizza, Inc.	120	47,147
Expedia Group, Inc.*	400	54,472
Hilton Worldwide Holdings, Inc.	640	107,213
Marriott International, Inc. "A"	571	115,742
McDonald's Corp.	1,518	427,833
MGM Resorts International	1,461	57,622
Royal Caribbean Cruises Ltd.*	300	32,238
Starbucks Corp.	2,372	235,539
Yum! Brands, Inc.	863	108,350
		1,483,424
Specialty Retail 0.7%
AutoZone, Inc.*	36	93,957
Home Depot, Inc.	919	288,097

O'Reilly Automotive, Inc.*	102	100,203
Ulta Beauty, Inc.*	120	51,119
		533,376
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc. "B"	1,950	215,027
Consumer Staples 6.6%
Beverages 2.1%
Brown-Forman Corp. "B"	600	35,244
Coca-Cola Co.	10,384	606,841
Constellation Brands, Inc. "A"	420	101,006
Keurig Dr Pepper, Inc.	2,391	75,484
Molson Coors Beverage Co. "B"	715	44,001
Monster Beverage Corp.*	1,773	97,781
PepsiCo, Inc.	3,796	638,829
		1,599,186
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	750	444,555
Dollar General Corp.	475	62,282
Dollar Tree, Inc.*	400	49,436
Kroger Co.	1,860	82,342
Sysco Corp.	1,351	97,502
Target Corp.	1,000	133,810
Walgreens Boots Alliance, Inc.	2,070	41,276
Walmart, Inc.	2,694	419,429
		1,330,632
Food Products 0.6%
Archer-Daniels-Midland Co.	350	25,805
General Mills, Inc.	1,100	70,026
Kraft Heinz Co.	1,400	49,154
Lamb Weston Holdings, Inc.	500	50,015
McCormick & Co., Inc.	500	32,415
Mondelez International, Inc. "A"	2,100	149,226
The Hershey Co.	350	65,772
		442,413
Household Products 1.5%
Church & Dwight Co., Inc.	652	63,003
Clorox Co.	469	67,231
Colgate-Palmolive Co.	2,120	166,992
Kimberly-Clark Corp.	895	110,738
Procter & Gamble Co.	4,692	720,316
		1,128,280
Personal Care Products 0.3%
Estee Lauder Companies, Inc. "A"	1,116	142,502
Kenvue, Inc.	3,200	65,408
		207,910
Tobacco 0.4%
Altria Group, Inc.	2,670	112,247
Philip Morris International, Inc.	2,357	220,049
		332,296
Energy 1.0%
Energy Equipment & Services 1.0%
Baker Hughes Co.	5,313	179,313

Halliburton Co.	5,128	189,890
Schlumberger NV	8,120	422,565
		791,768
Financials 12.2%
Banks 4.4%
Bank of America Corp.	25,265	770,330
Citigroup, Inc.	7,306	336,807
JPMorgan Chase & Co.	8,481	1,323,714
M&T Bank Corp.	318	40,758
PNC Financial Services Group, Inc.	781	104,623
Truist Financial Corp.	2,875	92,403
U.S. Bancorp	3,040	115,885
Wells Fargo & Co.	13,153	586,492
		3,371,012
Consumer Finance 0.2%
American Express Co.	1,100	187,847
Financial Services 4.1%
Berkshire Hathaway, Inc. "B"*	3,361	1,209,960
Fidelity National Information Services, Inc.	1,185	69,488
Fiserv, Inc.*	1,147	149,810
FleetCor Technologies, Inc.*	96	23,088
Global Payments, Inc.	439	51,117
Jack Henry & Associates, Inc.	180	28,564
Mastercard, Inc. "A"	1,550	641,437
PayPal Holdings, Inc.*	2,333	134,404
Visa, Inc. "A"	3,000	770,040
		3,077,908
Insurance 3.5%
Aflac, Inc.	1,805	149,292
Allstate Corp.	831	114,570
American International Group, Inc.	2,432	160,050
Aon PLC "A"	636	208,920
Arch Capital Group Ltd.*	757	63,353
Arthur J. Gallagher & Co.	632	157,368
Assurant, Inc.	171	28,731
Brown & Brown, Inc.	675	50,450
Chubb Ltd.	1,307	299,865
Cincinnati Financial Corp.	465	47,797
Everest Group Ltd.	120	49,266
Globe Life, Inc.	264	32,506
Hartford Financial Services Group, Inc.	1,027	80,270
Loews Corp.	580	40,768
Marsh & McLennan Companies, Inc.	1,490	297,136
MetLife, Inc.	2,086	132,732
Principal Financial Group, Inc.	707	52,198
Progressive Corp.	1,781	292,137
Prudential Financial, Inc.	1,127	110,198
Travelers Companies, Inc.	713	128,782
W.R. Berkley Corp.	605	43,893
Willis Towers Watson PLC	329	81,033
		2,621,315

Health Care 15.9%
Biotechnology 3.2%
AbbVie, Inc.	5,732	816,180
Amgen, Inc.	1,758	474,027
Biogen, Inc.*	582	136,235
Gilead Sciences, Inc.	4,154	318,197
Incyte Corp.*	601	32,658
Moderna, Inc.*	1,103	85,703
Regeneron Pharmaceuticals, Inc.*	349	287,510
Vertex Pharmaceuticals, Inc.*	872	309,394
		2,459,904
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	5,172	539,388
Align Technology, Inc.*	237	50,671
Baxter International, Inc.	1,546	55,780
Becton Dickinson & Co.	1,039	245,391
Boston Scientific Corp.*	4,409	246,419
DENTSPLY SIRONA, Inc.	800	25,400
Dexcom, Inc.*	1,140	131,693
Edwards Lifesciences Corp.*	1,842	124,722
GE HealthCare Technologies, Inc.	1,238	84,753
Hologic, Inc.*	761	54,259
IDEXX Laboratories, Inc.*	237	110,399
Insulet Corp.*	170	32,145
Intuitive Surgical, Inc.*	1,056	328,247
Medtronic PLC	4,046	320,726
ResMed, Inc.	472	74,449
STERIS PLC	285	57,268
Stryker Corp.	1,007	298,404
Teleflex, Inc.	120	27,083
The Cooper Companies, Inc.	145	48,853
Zimmer Biomet Holdings, Inc.	919	106,889
		2,962,939
Health Care Providers & Services 2.7%
Cencora, Inc.	175	35,590
Centene Corp.*	1,173	86,427
Cigna Group	628	165,089
CVS Health Corp.	2,973	202,015
Elevance Health, Inc.	511	245,020
HCA Healthcare, Inc.	384	96,184
Humana, Inc.	255	123,639
McKesson Corp.	175	82,348
UnitedHealth Group, Inc.	1,790	989,816
		2,026,128
Life Sciences Tools & Services 0.4%
Danaher Corp.	500	111,655
Thermo Fisher Scientific, Inc.	335	166,079
		277,734
Pharmaceuticals 5.7%
Bristol-Myers Squibb Co.	7,429	366,844
Catalent, Inc.*	529	20,552
Eli Lilly & Co.	2,098	1,240,002
Johnson & Johnson	7,612	1,177,272
Merck & Co., Inc.	7,169	734,679
Organon & Co.	746	8,445

Pfizer, Inc.	16,320	497,270
Viatris, Inc.	3,288	30,184
Zoetis, Inc.	1,324	233,911
		4,309,159
Industrials 8.9%
Aerospace & Defense 3.2%
Axon Enterprise, Inc.*	225	51,721
Boeing Co.*	2,202	510,049
General Dynamics Corp.	950	234,621
Howmet Aerospace, Inc.	1,318	69,327
Huntington Ingalls Industries, Inc.	150	35,553
L3Harris Technologies, Inc.	679	129,560
Lockheed Martin Corp.	921	412,396
Northrop Grumman Corp.	547	259,913
RTX Corp.	5,604	456,614
Textron, Inc.	718	55,042
TransDigm Group, Inc.	185	178,131
		2,392,927
Building Products 0.1%
Carrier Global Corp.	671	34,865
Johnson Controls International PLC	668	35,270
Trane Technologies PLC	172	38,771
		108,906
Construction & Engineering 0.0%
Quanta Services, Inc.	200	37,662
Electrical Equipment 1.4%
AMETEK, Inc.	1,187	184,258
Eaton Corp. PLC	1,831	416,900
Emerson Electric Co.	2,722	241,986
Generac Holdings, Inc.*	422	49,404
Hubbell, Inc.	100	30,000
Rockwell Automation, Inc.	618	170,222
		1,092,770
Ground Transportation 0.8%
CSX Corp.	3,869	124,969
J.B. Hunt Transport Services, Inc.	154	28,531
Norfolk Southern Corp.	499	108,862
Old Dominion Freight Line, Inc.	195	75,867
Union Pacific Corp.	1,170	263,566
		601,795
Industrial Conglomerates 1.0%
3M Co.	1,252	124,035
General Electric Co.	2,686	327,155
Honeywell International, Inc.	1,474	288,786
		739,976
Machinery 1.7%
Caterpillar, Inc.	768	192,553
Cummins, Inc.	400	89,664
Deere & Co.	588	214,273
Dover Corp.	450	63,522
Fortive Corp.	900	62,082
IDEX Corp.	200	40,336
Illinois Tool Works, Inc.	595	144,115
Ingersoll Rand, Inc.	1,100	78,573

Otis Worldwide Corp.	400	34,316
PACCAR, Inc.	400	36,728
Parker-Hannifin Corp.	280	121,291
Pentair PLC	704	45,436
Snap-on, Inc.	100	27,469
Westinghouse Air Brake Technologies Corp.	629	73,316
Xylem, Inc.	600	63,078
		1,286,752
Passenger Airlines 0.6%
Alaska Air Group, Inc.*	1,337	50,552
American Airlines Group, Inc.*	6,980	86,761
Delta Air Lines, Inc.	3,258	120,318
Southwest Airlines Co.	2,672	68,323
United Airlines Holdings, Inc.*	2,377	93,654
		419,608
Trading Companies & Distributors 0.1%
United Rentals, Inc.	100	47,602
Information Technology 22.9%
Communications Equipment 1.7%
Arista Networks, Inc.*	1,038	228,059
Cisco Systems, Inc.	15,981	773,161
F5, Inc.*	207	35,436
Juniper Networks, Inc.	1,558	44,325
Motorola Solutions, Inc.	537	173,381
		1,254,362
IT Services 1.6%
Accenture PLC "A"	1,525	508,038
Akamai Technologies, Inc.*	450	51,989
Cognizant Technology Solutions Corp. "A"	1,511	106,344
EPAM Systems, Inc.*	161	41,569
Gartner, Inc.*	219	95,230
International Business Machines Corp.	2,352	372,933
VeriSign, Inc.*	355	75,331
		1,251,434
Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc.*	1,698	205,730
Analog Devices, Inc.	476	87,289
Applied Materials, Inc.	807	120,872
Broadcom, Inc.	397	367,515
Intel Corp.	1,452	64,904
KLA Corp.	149	81,148
Lam Research Corp.	136	97,365
NVIDIA Corp.	2,191	1,024,731
QUALCOMM, Inc.	1,111	143,375
Texas Instruments, Inc.	383	58,488
		2,251,417
Software 10.5%
Adobe, Inc.*	816	498,584
ANSYS, Inc.*	167	48,991
Autodesk, Inc.*	409	89,338
Cadence Design Systems, Inc.*	493	134,722
Fortinet, Inc.*	1,222	64,228
Intuit, Inc.	514	293,731
Microsoft Corp.	13,898	5,266,091
Oracle Corp.	2,985	346,887

Palo Alto Networks, Inc.*	400	118,036
Roper Technologies, Inc.	189	101,729
Salesforce, Inc.*	2,184	550,150
ServiceNow, Inc.*	413	283,211
Synopsys, Inc.*	318	172,747
		7,968,445
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	24,469	4,647,886
Materials 2.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	623	168,553
Albemarle Corp.	477	57,846
Corteva, Inc.	2,091	94,513
Dow, Inc.	762	39,433
DuPont de Nemours, Inc.	1,123	80,339
Ecolab, Inc.	698	133,828
International Flavors & Fragrances, Inc.	650	48,997
Linde PLC	755	312,396
PPG Industries, Inc.	776	110,184
Sherwin-Williams Co.	127	35,408
The Mosaic Co.	1,511	54,230
		1,135,727
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	6,300	235,116
Newmont Corp.	3,026	121,615
		356,731
Real Estate 2.3%
Industrial REITs 0.3%
Prologis, Inc.	1,900	218,367
Retail REITs 0.5%
Realty Income Corp.	3,302	178,176
Simon Property Group, Inc.	1,535	191,706
		369,882
Specialized REITs 1.5%
American Tower Corp.	1,292	269,744
Crown Castle, Inc.	1,406	164,896
Digital Realty Trust, Inc.	800	111,024
Equinix, Inc.	251	204,567
Extra Space Storage, Inc.	512	66,647
Iron Mountain, Inc.	685	43,943
Public Storage	362	93,671
SBA Communications Corp.	249	61,493
VICI Properties, Inc.	2,257	67,462
Weyerhaeuser Co.	1,678	52,605
		1,136,052
Utilities 2.3%
Electric Utilities 2.1%
Alliant Energy Corp.	641	32,415
American Electric Power Co., Inc.	1,405	111,768
Constellation Energy Corp.	853	103,247
Duke Energy Corp.	2,248	207,446

Edison International	961	64,377
Entergy Corp.	507	51,415
Evergy, Inc.	577	29,450
Eversource Energy	878	52,162
Exelon Corp.	2,800	107,828
FirstEnergy Corp.	1,451	53,600
NextEra Energy, Inc.	5,556	325,082
NRG Energy, Inc.	602	28,800
PG&E Corp.*	3,500	60,095
Pinnacle West Capital Corp.	250	18,735
PPL Corp.	1,878	49,053
Southern Co.	3,259	231,324
Xcel Energy, Inc.	1,523	92,659
		1,619,456
Gas Utilities 0.1%
Atmos Energy Corp.	571	64,986
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	3,169	54,538
Total Common Stocks (Cost $62,849,065)		68,035,856

Exchange-Traded Funds 4.6%
Energy Select Sector SPDR Fund	38,100	3,222,498
SPDR S&P 500 ETF Trust	500	228,200
Total Exchange-Traded Funds (Cost $3,029,917)		3,450,698

Cash Equivalents 5.1%
DWS Central Cash Management Government Fund, 5.38% (a) (Cost $3,874,968)	3,874,968	3,874,968

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $69,753,950)	99.5	75,361,522
Other Assets and Liabilities, Net	0.5	361,013
Net Assets	100.0	75,722,535
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 are as follows:
Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (a) (b)
21,995	—	21,995 (c)	—	—	24	—	—	—
Cash Equivalents 5.1%
DWS Central Cash Management Government Fund, 5.38% (a)
7,659,274	4,863,312	8,647,618	—	—	64,766	—	3,874,968	3,874,968
7,681,269	4,863,312	8,669,613	—	—	64,790	—	3,874,968	3,874,968

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$68,035,856	$—	$—	$68,035,856
Exchange-Traded Funds	3,450,698	—	—	3,450,698
Short-Term Investments	3,874,968	—	—	3,874,968
Total	$75,361,522	$—	$—	$75,361,522

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DESSF-PH1
R-080548-2 (1/25)